UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Emerging Markets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

WORLDWIDE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

Number of Shares					Value

COMMON STOCKS: 91.0%

Brazil: 7.9%
255,000	Anhanguera Educacional Participacoes S.A *				$2,901,784
304,000	BR Malls Participacoes S.A.*				3,589,795
700,000	Construtora Tenda S.A. *				2,098,103
377,000	Localiza Rent A Car S.A.				3,777,235
75,000	Petroleo Brasileiro S.A. (ADR)				3,442,500
					15,809,417

China/Hong Kong: 21.6%
3,700	Baidu.com (ADR) *				1,446,885
2,810,000	China Dongxiang (Group) Co. Ltd. #				1,868,974
5,235,000	China Lifestyle Food & Beverages Ltd. (SGD) * #				705,240
30,700,000	China Power New Energy Development Co. Ltd. * #				1,617,469
900,000	China Zhongwang Holdings Ltd. *				884,898
1,390,000	Fu Ji Food & Catering Services Holdings Ltd. * #				1,246,454
1,255,000	Golden Eagle Retail Group Ltd. #				2,106,268
10,570,000	Inspur International Ltd. #				1,387,022
4,580,000	Ju Teng International Holdings Ltd. #				3,883,871
2,075,000	KWG Property Holdings Ltd. #				1,335,450
3,414,000	Peace Mark Holdings Ltd. #				-
1,020,000	Ports Design Ltd. #				2,543,327
10,967,000	PYI Corp. Ltd. * #				493,559
7,972,490	Qin Jia Yuan Media Services Co. Ltd. #				1,608,854
35,400,000	REXLot Holdings Ltd. * #				3,143,268
1,450,000	Sa Sa International Holdings Ltd. #				630,242
1,105,000	Shimao Property Holdings Ltd. #				1,865,004
3,420,000	Soho China Ltd. #				1,825,464
285,000	Stella International Holdings Ltd. #				477,506
3,210,000	Techtronic Industries Co. #				2,629,244
325,000	Tencent Holdings Ltd. #				5,274,696
6,924,200	Tian An China Investment Co. Ltd. #				4,183,994
	Tian An China Investment Co. Warrants
338,200	(HKD 10.00, expiring 1/2/10) *				436
966,000	XinAo Gas Holdings Ltd. #				1,916,605
					43,074,730

India: 8.9%
139,000	Bank of India Ltd. #				1,193,008
22,000	Educomp Solutions Ltd. #				2,136,185
50,000	Financial Technologies India Ltd. #				1,429,193
249,910	Godrej Consumer Products Ltd. #				1,261,066
832,400	Hirco PLC (GBP) * #				2,722,177
260,000	Housing Development & Infrastructure Ltd. * #				1,729,892
250,000	IVRCL Infrastuctures & Projects Ltd. #				2,030,547
115,000	Jain Irrigation Systems Ltd. #				1,879,711
51,350	Reliance Capital Ltd. #				973,484
375,000	Rolta India Ltd. #				1,374,871
136,769	Shriram Transport Finance Co. Ltd. #				1,077,460
					17,807,594

Indonesia: 2.5%
1,850,000	Bank Rakyat Indonesia PT #				1,426,589
8,000,000	Mitra Adiperkasa Tbk PT * #				370,568
4,650,000	Perusahaan Gas Negara PT #				1,745,504
1,000,000	Tambang Batubara Bukit Asam Tbk PT #				1,449,468
					4,992,129

Israel: 1.2%
132,000	Israel Chemicals Ltd. #				1,522,471
182,500	Queenco Leisure International Ltd. (GDR) * R				803,859
					2,326,330

Kazakhstan: 4.0%
108,350	Eurasian Natural Resources Corp. (GBP) #				1,522,915
262,000	Halyk Savings Bank of Kazakhstan (GDR) #				1,844,680
60,000	Kazakhstan Kagazy PLC (GDR) *				10,800
510,300	Kazakhstan Kagazy PLC (GDR) * R				91,854
207,000	KazMunaiGas Exploration Reg S (GDR)				4,645,088
					8,115,337

Malaysia: 1.9%
1,752,400	CB Industrial Product Holding BHD #				1,642,586
10,068,000	KNM Group BHD #				2,153,922
					3,796,508

Mexico: 3.0%
15,000	America Movil S.A. de C.V. (ADR) *				657,450
1,250,000	Corporacion GEO S.A. de C.V. (Series B) *				3,398,903
46,000	Grupo Televisa S.A. (ADR)				855,140
550,000	Megacable Holdings, S.A.B. de C.V. *				1,039,120
					5,950,613

Panama: 1.0%
45,000	Copa Holdings S.A. (Class A)				2,002,050

Peru: 0.7%
18,900	Credicorp Ltd. (ADR)				1,469,664

Philippines: 1.0%
61,250,000	Megaworld Corp. #				1,929,704
	Megaworld Corp. Warrants
19,400,000	(PHP 1.00, expiring 4/28/14) * #				299,312
					2,229,016

Poland: 1.1%
860,000	International Personal Finance PLC #				2,245,566

Russia: 5.1%
35,000	Gazprom OAO (ADR) #				817,720
75,000	Lukoil (ADR)				4,113,750
15,000	Magnit OAO				899,212
165,000	Novorossiysk Sea Trade Port Reg S (GDR) #				1,811,632
975,000	Sberbank RF				1,943,419
530,000	Sistema Hals Reg S (GDR) *				519,400
					10,105,133

Singapore: 2.2%
3,590,000	CSE Global Ltd. #				2,018,394
680,000	Ezra Holdings Ltd. * #				901,005
330,000	Wilmar International Ltd. #				1,470,011
					4,389,410

South Africa: 5.1%
138,091	Bidvest Group Ltd. #				2,186,282
123,000	Naspers Ltd. #				4,210,476
240,000	Spar Group Ltd. #				2,064,861
126,114	Standard Bank Group Ltd. #				1,637,100
					10,098,719

South Korea: 11.3%
11,900	Cheil Worldwide, Inc. #				2,933,343
44,400	CJ O Home Shopping Co. Ltd. #				3,068,500
14,500	Glovis Co. #				1,368,019
14,000	Hyundai Mobis Co. Ltd. #				1,963,098
11,800	Lotte Shopping Co. #				3,168,689
150,000	Nanotronix Co. Ltd. * #				1,261,537
44,000	Samsung Card Co. #				1,964,241
35,700	Samsung Techwin Co. Ltd. #				2,819,115
25,000	Suprema, Inc. #				419,357
9,852	Taewoong Co. Ltd. #				630,926
152,000	Woongjin Thinkbig Co. Ltd. #				2,953,929
					22,550,754

Taiwan: 9.1%
1,685,000	China Ecotek Corp. #				2,255,858
1,306,688	Fortune Electric Co. Ltd. #				1,219,019
1,337,000	Lumax International Corp. Ltd. #				2,758,605
207,344	MediaTek, Inc. #				3,446,267
608,994	Shin Zu Shing Co. Ltd. #				3,384,839
1,300,000	Uni-President Enterprises Corp. #				1,527,202
1,919,213	Wistron Corp. #				3,560,862
					18,152,652
Thailand: 0.3%
850,000	Tisco Financial Group PLC (NVDR)				582,610

Turkey: 3.1%
43,000	BIM Birlesik Magazalar A.S. #				1,758,949
508,282	Sinpas Gayrimenkul Yatirim Ortakligi A.S. #				1,861,937
658,000	Turkiye Garanti Bankasi A.S. #				2,499,608
					6,120,494

Total Common Stocks
(Cost: $152,371,134)					181,818,726

PREFERRED STOCKS: 6.9%
Brazil: 6.9%
207,064	Cia Vale do Rio Doce				4,280,133
90,000	Diagnosticos da America S.A. *				2,336,871
150,000	Dufry South America Ltd. (BDR)				2,535,843
40,000	Hypermarcas S.A. *				790,246
220,000	PDG Realty S.A. Empreendimentos e Participacoes				1,826,710
26,000	Totvs S.A.				1,276,812
35,000	Vale S.A. (ADR)				717,850
Total Preferred Stocks					13,764,465
(Cost: $6,501,677)

MONEY MARKET FUND: 1.4%
(Cost: $2,879,292)
United States: 1.4%
2,879,292	AIM Treasury Portfolio - Institutional Class				2,879,292

Total Investments: 99.3%
(Cost: $161,752,103)					198,462,483
Liabilities in excess of other assets: 0.7%					940,902
NET ASSETS: 100.0%					$199,403,385

ADR American Depositary Receipt
BDR Brazilian Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
NVDR Non Voting Depository Receipt
PHP Philippine Peso
SGD Singapore Dollar

* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $140,644,771, which represents 70.5% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $895,713, or 0.4% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $167,109,845 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$61,766,667
Gross Unrealized Depreciation					(30,414,029)
Net Unrealized Appreciation					$31,352,638

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Kazakhstan Kagazy PLC (GDR) (a)	7/19/2007	510,300	$2,551,500	$91,854	0.0%
Queenco Leisure International Ltd. 144A (a)	7/3/2007	182,500	3,481,828	803,859	0.4
(a)-Illiquid Security			$6,033,328	$895,713	0.4%

				% of
Summary of Investments by Industry				Investments	Value
Basic Materials				4.1%	$8,146,023
Communications				11.2	22,241,430
Consumer Cyclical				16.7	33,231,252
Consumer Non-cyclical				9.4	18,593,465
Diversified				1.1	2,186,282
Energy				7.3	14,468,526
Financial				22.5	44,644,807
Industrial				13.3	26,463,727
Technology				11.1	21,945,570
Utilities				1.8	3,662,109
Total Common and Preferred Stocks				98.5%	195,583,191
Money Market Fund				1.5	2,879,292
				100.0%	$198,462,483

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Brazil		$15,809,417	$ -	$ -	$15,809,417
China / Hong Kong		2,332,219	40,742,511	-	43,074,730
India		-	17,807,594	-	17,807,594
Indonesia		-	4,992,129	-	4,992,129
Israel		803,859	1,522,471	-	2,326,330
Kazakhstan		4,747,742	3,367,595	-	8,115,337
Malaysia		-	3,796,508	-	3,796,508
Mexico		5,950,613	-	-	5,950,613
Panama		2,002,050	-	-	2,002,050
Peru		1,469,664	-	-	1,469,664
Philippines		2,229,016	-	-	2,229,016
Poland		-	2,245,566	-	2,245,566
Russia		7,475,781	2,629,352	-	10,105,133
Singapore		-	4,389,410	-	4,389,410
South Africa		-	10,098,719	-	10,098,719
South Korea		-	22,550,754	-	22,550,754
Taiwan		-	18,152,652	-	18,152,652
Thailand		582,610	-	-	582,610
Turkey		-	6,120,494	-	6,120,494

Preferred Stocks:
Brazil		13,764,465	-	-	13,764,465

Money Market Fund:
United States		2,879,292	-	-	2,879,292
Total		$60,046,728	$138,415,755	$ -	$198,462,483

See Note to Schedule of Investments

Worldwide Emerging Markets Fund
Note to Schedule of Investments
September 30, 2009 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Emerging Markets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, Worldwide Emerging Markets Fund

Date: November 30, 2009

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: November 30, 2009